Related Party Transactions - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Joint ventures [Member] | Unilever Jeronimo Martins [Member]
Disclosure of Transactions between Related Parties [Line Items]
Sales revenue	€ 117,000,000	€ 118,000,000
Sale to Unilever	68,000,000	66,000,000
Balances owed by/(to) related party	130,000,000	119,000,000
Joint ventures [Member] | Pepsi Lipton [Member]
Disclosure of Transactions between Related Parties [Line Items]
Sales revenue	65,000,000	69,000,000
Sale to Unilever	65,000,000	51,000,000
Balances owed by/(to) related party	(6,000,000)	(4,000,000)
Associates [Member] | Langholm Capital II [Member]
Disclosure of Transactions between Related Parties [Line Items]
Investments in associates	58,000,000
Outstanding commitments made by entity, related party transactions	17,000,000	18,000,000
Amount received back from associate	€ 10,000,000	€ 0